FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS	12 Months Ended
Jul. 31, 2020
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS

10. FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS:

The following disclosure of estimated fair value was determined by the Company using available market information and appropriate valuation methods. Considerable judgment is necessary to develop estimates of fair value. The estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments.

The Company estimates the fair value of its financial instruments using the following methods and assumptions: (i) quoted market prices, when available, are used to estimate the fair value of investments in marketable debt and equity securities; (ii) discounted cash flow analyses are used to estimate the fair value of long-term debt, using the Company’s estimate of current interest rates for similar debt; and (iii) carrying amounts in the balance sheet approximate fair value for cash and cash equivalents, restricted cash, and tenant security deposits due to their high liquidity.

	July 31, 2020		July 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$3,260,135	$3,260,135	$4,117,647	$4,117,647
Marketable securities	$3,744,905	$3,744,905	$3,580,227	$3,580,227
Restricted cash	$1,143,666	$1,143,666	$1,146,077	$1,146,077
Security deposits payable	$809,652	$809,652	$882,615	$882,615
Mortgages and note payable	$9,519,658	$9,915,121	$5,298,610	$5,298,610

Financial instruments that are potentially subject to concentrations of credit risk consist principally of marketable securities, restricted cash, cash and cash equivalents, and receivables. Marketable securities, restricted cash, cash and cash equivalents are placed with multiple financial institutions and instruments to minimize risk. No assurance can be made that such financial institutions and instruments will minimize all such risk.

As of July 31, 2020 and 2019, four tenants accounted for approximately 54.97% and 68.51% of receivables, respectively. During the year ended July 31, 2020 and 2019, three tenants accounted for 43.65% and 44.47% of total rental revenue, respectively.